PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2016	2015
Premises:
Land	$10,566,139	$10,352,314
Buildings and improvements	27,463,504	26,164,412
Equipment	10,436,712	10,927,780
Construction in progress	779,833	76,920
	49,246,188	47,521,426
Less accumulated depreciation and amortization	14,621,836	13,898,415
	$34,624,352	$33,623,011